Intangible assets - Movement in carrying amount (Details) £ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Intangible assets
Beginning of period			$ 2,235
End of period			2,155	$ 2,235
Cost
Intangible assets
Beginning of period			175,035	172,800
Additions				2,235
End of period			175,035	175,035
Amortization and impairment losses
Intangible assets
Beginning of period			(172,800)
Amortization			(80)
End of period			(172,880)	(172,800)
Goodwill | Cost
Intangible assets
Beginning of period			111,294	111,294
End of period			111,294	111,294
Goodwill | Amortization and impairment losses
Intangible assets
Beginning of period			(111,294)
End of period			(111,294)	(111,294)
Technology
Intangible assets
Beginning of period			2,235
Additions	$ 2,235	£ 1,760
End of period			2,155	2,235
Technology | Cost
Intangible assets
Beginning of period			50,671	48,436
Additions				2,235
End of period			50,671	50,671
Technology | Amortization and impairment losses
Intangible assets
Beginning of period			(48,436)
Amortization			(80)
End of period			(48,516)	(48,436)
Development Costs | Cost
Intangible assets
Beginning of period			7,672	7,672
End of period			7,672	7,672
Development Costs | Amortization and impairment losses
Intangible assets
Beginning of period			(7,672)
End of period			(7,672)	(7,672)
Other intangible assets | Cost
Intangible assets
Beginning of period			5,398	5,398
End of period			5,398	5,398
Other intangible assets | Amortization and impairment losses
Intangible assets
Beginning of period			(5,398)
End of period			$ (5,398)	$ (5,398)